Financial Instruments	12 Months Ended
Dec. 31, 2018
Financial Instruments
Financial Instruments

14.Financial Instruments.

The Group’s financial instruments presented in the consolidated statements of financial position included cash and cash equivalents, temporary investments, accounts and notes receivable, a long-term loan receivable from GTAC, warrants that are exercisable for UHI’s common stock, non- current investments in debt and equity securities, and in securities in the form of an open-ended fund, accounts payable, outstanding debt, finance lease obligations, other notes payable, and derivative financial instruments. For cash and cash equivalents, temporary investments, accounts receivable, accounts payable, and short-term notes payable due to banks and other financial institutions, the carrying amounts approximate fair value due to the short maturity of these instruments. The fair value of the Group’s long-term debt securities are based on quoted market prices.

The fair value of long-term loans that the Group borrowed from leading Mexican banks (see Note 13), has been estimated using the borrowing rates currently available to the Group for bank loans with similar terms and average maturities. The fair value of non-current investments in financial instruments, and currency option and interest rate swap agreements were determined by using valuation techniques that maximize the use of observable market data.

The carrying and estimated fair values of the Group’s non-derivative financial instruments as of December 31, 2018 and 2017, were as follows:

	2018				2017
	Carrying Value		Fair Value		Carrying Value		Fair Value
Assets:
Cash and cash equivalents	Ps.	32,068,291	Ps.	32,068,291	Ps.	38,734,949	Ps.	38,734,949
Temporary investments		30,992		30,992		6,013,678		6,013,678
Trade notes and accounts receivable, net		19,748,850		19,748,850		24,727,073		24,727,073
Warrants issued by UHI (see Note 9)		34,921,530		34,921,530		36,395,183		36,395,183
Long-term loan and interest receivable from GTAC (see Note 10)		817,605		824,540		929,516		937,137
Other financial instruments (see Note 9)		—		—		287,605		284,443
Open Ended Fund (see Note 9)		7,662,726		7,662,726		7,297,577		7,297,577
Other equity instruments (see Note 9)		6,545,625		6,545,625		—		—
Other financial assets (see Note 9)		72,612		72,612		—		—
Liabilities:
Senior Notes due 2025, 2032 and 2040	Ps.	29,509,500	Ps.	33,110,013	Ps.	29,557,650	Ps.	36,635,229
Senior Notes due 2045		19,673,000		17,317,748		19,705,100		20,068,856
Senior Notes due 2037 and 2043		11,000,000		7,905,625		11,000,000		9,171,610
Senior Notes due 2026 and 2046		23,607,600		24,051,128		23,646,120		27,294,835
Notes due 2020		10,000,000		9,605,700		10,000,000		9,702,300
Notes due 2021		6,000,000		5,956,506		6,000,000		6,090,900
Notes due 2022		5,000,000		4,941,430		5,000,000		5,063,300
Notes due 2027		4,500,000		4,027,275		4,500,000		4,442,940
Short and long-term notes payable to Mexican banks		13,834,538		13,551,620		14,142,027		13,917,175
Finance lease obligations		5,317,944		5,121,534		5,622,774		5,360,933
Other notes payable		2,576,874		2,430,667		3,684,060		3,319,414

The carrying values (based on estimated fair values), notional amounts, and maturity dates of the Group’s derivative financial instruments as of December 31, 2018 and 2017, were as follows:

			Notional
			Amount
December 31, 2018:	Carrying		(U.S. Dollars in
Derivative Financial Instruments	Value		Thousands)		Maturity Date
Assets:
Derivatives recorded as accounting hedges (cash flow hedges):
TVI’s interest rate swap(a)	Ps.	37,251	Ps.	1,188,667	April 2019 through May 2022
TVI’s interest rate swap(b)		32,267	Ps.	1,145,871	April 2022
Interest rate swap (c)		340,153	Ps.	6,000,000	April 2021
Interest rate swap (d)		299,560	Ps.	5,000,000	May 2022
Interest rate swap (e)		85,073	Ps.	2,000,000	October 2022
Interest rate swap (f)		63,420	Ps.	1,500,000	October 2022
Interest rate swap (g)		76,876	Ps.	2,500,000	February 2023
Forward (h)		100,922	U.S.$	224,000	January 2019 through November 2019
Total assets	Ps.	1,035,522
Liabilities:
Derivatives not recorded as accounting hedges:
TVI's forward (i)	Ps.	10,255	U.S.$	75,000	January 2019 through October 2019
Empresas Cablevisión’s forward (j)		10,518	U.S.$	82,000	January 2019 through October 2019
Sky's forward (k)		27,309	U.S.$	38,600	January 2019 through August 2019
Forward (l)		99,979	U.S.$	491,400	January 2019 through October 2019
Total liabilities	Ps.	148,061

			Notional
			Amount
December 31, 2017:	Carrying		(U.S. Dollars in
Derivative Financial Instruments	Value		Thousands)		Maturity Date
Assets:
Derivatives not recorded as accounting hedges:
TVI’s options (m)	Ps.	100,700	U.S.$	96,250	December 2018
Empresas Cablevisión’s options (n)		110,137	U.S.$	115,000	December 2018
Options (o)		795,010	U.S.$	779,250	December 2018
Forward (l)		397,037	U.S.$	230,400	January 2018 through December 2018
Derivatives recorded as accounting hedges (cash flow hedges):
TVI’s interest rate swap(a)		61,997	Ps.	1,296,783	April 2019 through May 2022
TVI’s interest rate swap(b)		22,112	Ps.	1,370,868	April 2022
Interest rate swap (c)		344,958	Ps.	6,000,000	April 2021
Interest rate swap (d)		241,561	Ps.	5,000,000	May 2022
Interest rate swap (e)		43,222	Ps.	2,000,000	October 2022
Interest rate swap (f)		31,906	Ps.	1,500,000	October 2022
Interest rate swap (g)		3,077	Ps.	1,000,000	February 2023
Forward (h)		112,157	U.S.$	224,000	January 2018 through November 2018
Total assets	Ps.	2,263,874
(a)

TVI has entered into several derivative transaction agreements (interest rate swaps) with two financial institutions from August 2013 through May 2022 to hedge the variable interest rate exposure resulting from Mexican peso loans of a total principal amount of Ps.1,188,667 and Ps.1,296,783, as of December 31, 2018 and 2017, respectively. Under these agreements, the Company receives monthly payments based on aggregate notional amounts of Ps.1,188,667 and Ps.1,296,783 and makes payments based on the same notional amount at annual fixed rate of in the range of 4.850% and 5.585%. TVI has recognized the change in fair value of this transaction as an accounting hedge, and recorded a (loss) gain of Ps.(21,722) and Ps.3,024 in other comprehensive income or loss as of December 31, 2018 and 2017, respectively. In the years ended as of December 31, 2018 and 2017, TVI recorded a gain of Ps.33,692 and Ps.10,204, respectively, in consolidated other finance income or expense.

(b)

In March and April 2017, TVI entered into several derivative transaction agreements (interest rate swaps) with two financial institutions through April 2022 to hedge the variable interest rate exposure resulting from Mexican peso loan of a total principal amount of Ps.1,145,871 and Ps.1,370,868 as of December 31, 2018 and 2017, respectively.Under these agreements, the Company receives monthly payments based on aggregate notional amounts of Ps.1,145,871 and Ps.1,370,868 as of December 31, 2018 and 2017, respectively, at an annual variable rate of 28- days TIIE and makes monthly payments based on the same notional amounts at an annual fixed rate of 7.2663%. The Company has recognized the change in fair value of this transaction as an accounting hedge, and recorded a gain of Ps.32,267 and Ps.22,112 in other comprehensive income or loss as of December 31, 2018 and 2017, respectively. TVI recorded a gain (loss) of Ps.8,881 and Ps.(459) for this transaction agreement in consolidated other finance income or expense as of December 31, 2018 and 2017, respectively.

(c)

The Company has entered into a derivative transaction agreement (interest rate swap) through April 2021 to hedge the variable interest rate exposure resulting from TIIE plus 0.35% Notes due 2021. Under this transaction, the Company receives 28‑ day TIIE payments based on a principal amount of Ps.6,000,000 and makes 28‑ day payments based on the same notional amount at an annual fixed rate of 5.9351%. The Company has recognized the change in fair value of this transaction as an accounting hedge, and recorded a cumulative gain of Ps.340,153 and Ps.344,958 in other comprehensive income or loss as of December 31, 2018 and 2017, respectively. In the years ended December 31, 2018 and 2017, the Company recorded a gain of Ps.119,975 and Ps.58,278, respectively, for this transaction agreement in consolidated other finance income or expense.

(d)

In January, February and March 2017, January and February 2016, and June 2015, the Company entered into derivative transaction agreements (interest rate swaps) through May 2022 to hedge the variable interest rate exposure resulting from TIIE plus 0.35% Notes due 2022. Under these transactions, the Company receives 28‑ day TIIE payments based on a principal amount of Ps.5,000,000, as of December 31, 2018 and 2017, respectively, and makes 28‑ day payments based on the same notional amount at an annual weighted average fixed rate of 6.5716%. The Company has recognized the change in fair value of this transaction as an accounting hedge, and recorded a cumulative gain of Ps.299,560 and Ps.241,561 in other comprehensive income or loss  as of December 31, 2018, and 2017, respectively. In the years ended December 31, 2018 and 2017, the Company recorded a gain of Ps.69,483 and Ps.26,457, respectively, for this transaction agreement in consolidated other finance income or expense.

(e)

In November 2017, the Company entered into a derivative transaction agreement (interest rate swap) through October 2022 to hedge the variable interest rate exposure resulting from a Mexican peso loan of a total principal amount of Ps.2,000,000. Under this transaction, the Company receives monthly payments based on an aggregate notional amount of Ps.2,000,000, at an annual variable rate of 28 days of TIIE and makes monthly payments based on the same notional amount at an annual fixed rate of 7.3275%. The Company has recognized the change in fair value of this transaction as an accounting hedge, and recorded a cumulative gain of Ps.85,073 and Ps.43,222 in other comprehensive income or loss as of December 31, 2018 and 2017, respectively. In 2018, the Company recorded a gain of Ps.12,374 in consolidated other finance income or expense.

(f)

In November and December 2017, the Company entered into a derivative transaction agreement (interest rate swap) through October 2022 to hedge the variable interest rate exposure resulting from a Mexican peso loan of a total principal amount of Ps.1,500,000. Under this transaction, the Company receives monthly payments based on an aggregate notional amount of Ps.1,500,000, at an annual variable rate of 28 days of TIIE and makes monthly payments based on the same notional amount at an annual fixed rate of 7.35%. The Company has recognized the change in fair value of this transaction as an accounting hedge, and recorded a cumulative gain of Ps.63,420 and Ps.31,906, in other comprehensive income or loss as of December 31, 2018 and 2017, respectively. In 2018, the Company recorded a gain of Ps.9,188 in consolidated other finance income or expense.

(g)

In January 2018 and December 2017, the Company entered into a derivative transaction agreement (interest rate swap) through February 2023 to hedge the variable interest rate exposure resulting from a Mexican peso loan of a total principal amount of Ps.2,500,000 and Ps.1,000,000 as of December 31, 2018 and 2017, respectively. Under this transaction, the Company receives monthly payments based on aggregate notional amounts of Ps.2,500,000 and Ps.1,000,000 as of December 31, 2018 and 2017, respectively, at an annual variable rate of 28 days of TIIE and makes monthly payments based on the same notional amounts at an annual fixed rate of 7.7485% and 7.795%, respectively. The Company has recognized the change in fair value of this transaction as an accounting hedge, and recorded a cumulative gain of Ps.76,876 and Ps.3,077 in other comprehensive income or loss as of December 31, 2018 and 2017, respectively. In 2018, the Company recorded a gain of Ps.4,044 in consolidated other finance income or expense.

(h)

As of December  31, 2018 and 2017, the Company had entered into derivative contracts of foreign currency forward to fix the exchange rate for the purchase of U.S.$224.0 million and U.S.$224.0 million, respectively at an average exchange rate of Ps.19.6767 and Ps.19.6907, respectively. The Company has recognized the change in fair value of this transaction as an accounting hedge, and recorded a cumulative gain of Ps.100,922 and Ps.112,157 for this transaction agreement in other comprehensive income or loss as of December 31, 2018,and 2017, respectively. In 2018 and 2017, the Company recorded a loss of Ps.153,853 and Ps.292,326 in consolidated other finance income or expense, respectively.

(i)

As of December 31, 2018, TVI had foreign currency contracts (forward) in the aggregate notional amount of U.S.$75.0 million at an average rate of Ps.20.3353. As a result of the change in fair value of these agreements, in the year ended December 31, 2018, the Company recorded a loss of Ps.10,255, in consolidated other finance income or expense.

(j)

As of December 31, 2018, Empresas Cablevisión had foreign currency contracts (forward) in the aggregate notional amount of U.S.$82.0 million at an average rate of Ps.20.2554. As a result of the change in fair value of these agreements, in the year ended December 31, 2018, the Company recorded a loss of Ps.10,518, in consolidated other finance income or expense.

(k)

As of December 31, 2018, Sky had foreign currency contracts (forward) in the aggregate notional amount of U.S.$38.6 million at an average rate of Ps.20.8264. As a result of the change in fair value of these agreements, in the year ended December 31, 2018, the Company recorded a loss of Ps.27,309, in consolidated other finance income or expense.

(l)

As of December 31, 2018 and 2017, the Company had foreign currency contracts (forward) in the aggregate notional amount of U.S.$491.4 million and U.S.$230.4 million at an average rate of Ps.20.3561 and Ps.18.5439, respectively. As a result of the change in fair value of these agreements, in the years ended December 31, 2018 and 2017, the Company recorded a (loss) gain of Ps.(331,946) and Ps.397,037, in consolidated other finance income or expense, respectively.

(m)

In July 2017, TVI entered into a derivative transaction agreement (“Call” and “Put” options) for a total principal amount of U.S.$96.3 million. As a result of the change in fair value of these agreements, in the years ended December 31, 2018 and 2017, TVI recorded a (loss) gain of Ps.(40,420) and Ps.70,409, respectively, in consolidated other finance income or expense.

(n)

In July 2017, Empresas Cablevisión entered into a derivative transaction agreement (“Call” and “Put” options) for a total principal amount of U.S.$115.0 million. As a result of the change in fair value of these agreements, in the years ended December 31, 2018 and 2017, Empresas Cablevisión recorded a (loss) gain of Ps.(61,284) and Ps.80,464, respectively, in consolidated other finance income or expense.

(o)

In July 2017, the Company entered into a derivative transaction agreement (“Call” and “Put” options) for a total principal amount of U.S.$779.3 million. As a result of the change in fair value of these agreements, in the years ended December 31, 2018 and 2017, the Company recorded a (loss) gain of Ps.(481,694) and Ps.558,280, respectively, in consolidated other finance income or expense.

Fair Value Measurement

Assets and Liabilities Measured at Fair Value on a Recurring Basis

All fair value adjustments as of December 31, 2018 and 2017, represent assets or liabilities measured at fair value on a recurring basis. In determining fair value, the Group’s financial instruments are separated into three categories: temporary investments, investments in financial assets at FVOCIL and derivative financial instruments.

Financial assets and liabilities measured at fair value as of December 31, 2018 and 2017:

			Quoted Prices in		Internal Models		Internal Models
	Balance as of		Active Markets		with Significant		with Significant
	December 31,		for Identical		Observable		Unobservable
	2018		Assets (Level 1)		Inputs (Level 2)		Inputs (Level 3)
Assets:
Temporary investments	Ps.	30,992	Ps.	30,992	Ps.	—	Ps.	—
At FVOCIL:
Open Ended Fund		7,662,726		—		7,662,726		—
Other equity instruments		6,545,625		6,545,625		—		—
Other financial assets		72,612		72,612		—		—
Warrants issued by UHI		34,921,530		—		—		34,921,530
Derivative financial instruments		1,035,522		—		1,035,522		—
Total	Ps.	50,269,007	Ps.	6,649,229	Ps.	8,698,248	Ps.	34,921,530
Liabilities:
Derivative financial instruments	Ps.	148,061	Ps.	—	Ps.	148,061	Ps.	—
Total	Ps.	148,061	Ps.	—	Ps.	148,061	Ps.	—

			Quoted Prices in		Internal Models		Internal Models
	Balance as of		Active Markets		with Significant		with Significant
	December 31,		for Identical		Observable		Unobservable
	2017		Assets (Level 1)		Inputs (Level 2)		Inputs (Level 3)
Assets:
Temporary investments	Ps.	6,013,678	Ps.	6,013,678	Ps.	—	Ps.	—
At FVOCIL:
Open Ended Fund		7,297,577		—		7,297,577		—
Warrants issued by UHI		36,395,183		—		—		36,395,183
Derivative financial instruments		2,263,874		—		2,263,874		—
Total	Ps.	51,970,312	Ps.	6,013,678	Ps.	9,561,451	Ps.	36,395,183

The table below presents the reconciliation for all assets and liabilities measured at fair value using internal models with significant unobservable inputs (Level 3) during the years ended December 31, 2018 and 2017:

	2018		2017
Balance at beginning of year:	Ps.	36,395,183	Ps.	38,298,606
Included in other comprehensive income		(1,473,653)		(1,903,423)
Balance at the end of year	Ps.	34,921,530	Ps.	36,395,183

Temporary Investments

Temporary investments include highly liquid securities, including without limitation debt with a maturity of three months, or over, and up to one year at the consolidated statement of financial position date, stock and other financial instruments, or a combination thereof, denominated principally in U.S. dollars and Mexican pesos (see Notes 2 (f) and 6).

Temporary investments are generally valued using quoted market prices or alternative pricing sources with reasonable levels of price transparency. The types of instruments valued based on quoted market prices in active markets include mostly fixed short-term deposits, equities and corporate fixed income securities denominated in U.S. dollars and Mexican pesos. Such instruments are classified in Level 1 or Level 2 depending on the observability of the significant inputs.

Non-current Financial Assets

Investments in debt securities or with readily determinable fair values, are classified as non-current investments in financial instruments, and are recorded at fair value with unrealized gains and losses included in consolidated stockholders’ equity as accumulated other comprehensive result.

Non-current financial assets are generally valued using quoted market prices or alternative pricing sources with reasonable levels of price transparency. Such instruments are classified in Level 1, Level 2, and Level 3, depending on the observability of the significant inputs.

As of December 31, 2017 and 2016, the Group has made judgments and used several estimates and assumptions for determining the fair value calculations of the shares of common stock of Imagina. These estimates and assumptions include, among others, expected long-term growth rates and operating margins, which are used to calculate projected future cash flows. The Group also utilizes risk-adjusted discount rates to determine weighted average cost of capital. All of our estimates are based on historical data, internal estimates and observable external sources when available, and are consistent with the strategic plans of the underlying business.

Open Ended Fund

The Group has an investment in an Open Ended Fund that has as a primary objective to achieve capital appreciation by using a broad range of strategies through investments in securities, including without limitation stock, debt and other financial instruments, a principal portion of which are considered as Level 1 financial instruments, in telecom, media and other sectors across global markets, including Latin America and other emerging markets. Shares may be redeemed on a quarterly basis at the NAV per share as of such redemption date (see Notes 4 and 9).

UHI Warrants

In July 2015, the Group exchanged its investment in U.S.$1,125 million principal amount of Convertible Debentures due 2025 issued by UHI for warrants that are exercisable for UHI’s common stock.

The Group determined the fair value of its investment in warrants using the Black-Scholes pricing model (“BSPM”). The BSPM involves the use of significant estimates and assumptions. These estimates and assumptions include the UHI stock’s spot price at valuation date and the stock’s expected volatility. UHI stock’s price at valuation date was obtained by using a discounted projected cash flow model. UHI stock’s volatility was obtained from publicly available information of comparable companies’ stock through determining an average of such companies’ annual volatility. Since the described methodology was an internal model with significant unobservable inputs, the UHI warrants are classified as Level 3.

Unobservable inputs used as of December 31, 2018, 2017 and 2016, included UHI stock’s spot price of U.S.$387, U.S.$402 and U.S.$404 per share, respectively, and UHI stock’s expected volatility of 36%, 32% and 32%, respectively.

Disclosures for Each Class of Assets and Liabilities Subject to Recurring Fair Value Measurements Categorized Within Level 3

The Corporate Finance Department of the Company has established rules for a proper portfolio asset classification according to the fair value hierarchy defined by the IFRS Standards. On a monthly basis, any new assets recognized in the portfolio are classified according to this criterion. Subsequently, there is a quarterly review of the portfolio in order to analyze the need for a change in classification of any of these assets.

Sensitivity analysis is performed on the Group’s investments with significant unobservable inputs (Level 3) in order to obtain a reasonable range of possible alternative valuations. This analysis is carried out by the Corporate Finance Department of the Company.

As of December 31, 2018 and 2017, the effect on consolidated income and consolidated equity of changing the main assumptions used for the measurement of Level 3 financial instruments for other reasonably possible models, taking the highest or lowest value of the range reasonably possible, would be as follows:

			Potential Impact on
			Consolidated Income				Potential Impact on
			Statement				Consolidated Equity
			Most		Least		Most		Least
	Main		Favorable		Favorable		Favorable		Favorable
	Assumptions		Assumptions		Assumptions		Assumptions		Assumptions
Financial Assets Level 3	Used	Sensitivity	2018		2018		2018		2018
Warrants issued by UHI	Price per Share	+/-10%	Ps.	—	Ps.	—	Ps.	3,492,229	Ps.	(3,492,229)
Total			Ps.	—	Ps.	—	Ps.	3,492,229	Ps.	(3,492,229)

			Potential Impact on
			Consolidated Income				Potential Impact on
			Statement				Consolidated Equity
			Most		Least		Most		Least
	Main		Favorable		Favorable		Favorable		Favorable
	Assumptions		Assumptions		Assumptions		Assumptions		Assumptions
Financial Assets Level 3	Used	Sensitivity	2017		2017		2017		2017
Warrants issued by UHI	Price per Share	+/-10%	Ps.	—	Ps.	—	Ps.	3,639,595	Ps.	(3,639,595)
Total			Ps.	—	Ps.	—	Ps.	3,639,595	Ps.	(3,639,595)

Derivative Financial Instruments

Derivative financial instruments include swaps, forwards and options (see Notes 2 (v) and 4).

The Group’s derivative portfolio is entirely over-the-counter (“OTC”). The Group’s derivatives are valued using industry standard valuation models; projecting future cash flows discounted to present value, using market-based observable inputs including interest rate curves, foreign exchange rates, and forward and spot prices for currencies.

When appropriate, valuations are adjusted for various factors such as liquidity, bid/offer spreads and credit spreads considerations. Such adjustments are generally based on available market evidence. In the absence of such evidence, management’s best estimate is used. All derivatives are classified in Level 2.

Assets and Liabilities Measured at Fair Value on a Non-Recurring Basis

The majority of the Group’s non-financial instruments, which include goodwill, intangible assets, inventories, transmission rights and programming and property, plant and equipment, are not required to be carried at fair value on a recurring basis. However, if certain triggering events occur (or at least annually in the fourth quarter for goodwill and indefinite-lived intangible assets) such that a non-financial instrument is required to be evaluated for impairment, a resulting asset impairment would require that, the non-financial instrument be recorded at the lower of carrying amount or its recoverable amount.

The impairment test for goodwill involves a comparison of the estimated fair value of each of the Group’s reporting units to its carrying amount, including goodwill. The Group determines the fair value of a reporting unit using the higher between the value in use and the fair value less costs to sell, which utilize significant unobservable inputs (Level 3) within the fair value hierarchy. The impairment test for intangible assets not subject to amortization involves a comparison of the estimated fair value of the intangible asset with its carrying value. The Group determines the fair value of the intangible asset using a discounted cash flow analysis, which utilizes significant unobservable inputs (Level 3) within the fair value hierarchy. Determining fair value requires the exercise of significant judgment, including judgment about appropriate discount rates, perpetual growth rates, the amount and timing of expected future cash flows for a period of time that comprise five years, as well as relevant comparable company earnings multiples for the market-based approach.

Once an asset has been impaired, it is not remeasured at fair value on a recurring basis; however, it is still subject to fair value measurements to test for recoverability of the carrying amount.